Schedule of Investments	Dec. 31, 2015 USD ($)
Investment in the Trading Companies
Fair Value	$ 10,938,630
% of Partners' Capital	100.39%
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 2,053,736
% of Partners' Capital	18.85%
Morgan Stanley Smith Barney TT II, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 4,146,935
% of Partners' Capital	38.06%
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 4,737,959
% of Partners' Capital	43.48%
Meritage Futures Fund LP [Member]
Investment in the Trading Companies
Fair Value	$ 13,597,171
% of Partners' Capital	100.56%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 3,561,122
% of Partners' Capital	26.34%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 2,577,974
% of Partners' Capital	19.07%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 2,961,238
% of Partners' Capital	21.90%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 2,236,814
% of Partners' Capital	16.54%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 1,997,333
% of Partners' Capital	14.77%
Meritage Futures Fund LP [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 262,690
% of Partners' Capital	1.94%